Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.7%
5,729	iShares 20+ Year Treasury Bond ETF	$935,317	2.0
34,533	iShares Core S&P Small-Cap ETF	2,425,253	5.0
12,333	iShares iBoxx Investment Grade Corporate Bond ETF	1,661,378	3.5
4,679	Vanguard S&P 500 ETF	1,439,494	3.0
19,536	Vanguard Value ETF	2,041,707	4.2

	Total Exchange-Traded Funds
	(Cost $8,111,010)	8,503,149	17.7

MUTUAL FUNDS: 82.3%
	Affiliated Investment Companies: 82.3%
248,380	Voya High Yield Bond Fund - Class R6	1,919,981	4.0
466,645	Voya Intermediate Bond Fund - Class R6	5,002,440	10.4
25,979	Voya Large-Cap Growth Fund - Class R6	1,453,765	3.0
168,714	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,176,416	4.5
335,709	Voya Multi-Manager International Equity Fund - Class I	3,867,372	8.1
463,877	Voya Multi-Manager International Factors Fund - Class I	4,318,692	9.0
88,187	Voya Multi-Manager Mid Cap Value Fund - Class I	726,657	1.5
83,406	Voya U.S. High Dividend Low Volatility Fund - Class R6	971,684	2.0
466,291	Voya U.S. Stock Index Portfolio - Class I	8,001,559	16.6
249,408	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,855,726	5.9
65,935	VY® Columbia Contrarian Core Portfolio - Class I	1,207,923	2.5
167,560	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,808,984	10.0
57,422	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	727,535	1.5
16,523	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,580,133	3.3

	Total Mutual Funds
	(Cost $37,457,516)	39,618,867	82.3

	Total Investments in Securities (Cost $45,568,526)	$48,122,016	100.0
	Liabilities in Excess of Other Assets	(11,017)	–
	Net Assets	$48,110,999	100.0

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,503,149	$–	$–	$8,503,149
Mutual Funds	39,618,867	–	–	39,618,867
Total Investments, at fair value	$48,122,016	$–	$–	$48,122,016

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$929,995	$152,301	$(1,098,839)	$16,543	$-	$13,732	$(129,155)	$-
Voya High Yield Bond Fund - Class R6	-	1,927,913	(131,014)	123,082	1,919,981	44,212	19,099	-
Voya Intermediate Bond Fund - Class R6	2,881,817	3,667,515	(1,644,985)	98,093	5,002,440	100,434	56,232	-
Voya Large Cap Value Fund - Class R6	1,639,022	346,957	(1,977,867)	(8,112)	-	8,611	(321,272)	-
Voya Large-Cap Growth Fund - Class R6	2,280,088	481,081	(1,374,127)	66,723	1,453,765	-	89,600	-
Voya MidCap Opportunities Portfolio - Class I	693,451	81,013	(767,220)	(7,244)	-	849	(43,027)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,393,375	1,058,498	(1,245,609)	(29,848)	2,176,416	-	(83,541)	-
Voya Multi-Manager International Equity Fund - Class I	3,335,450	1,384,284	(1,044,916)	192,554	3,867,372	-	(136,254)	-
Voya Multi-Manager International Factors Fund - Class I	4,237,304	1,218,801	(1,272,644)	135,231	4,318,692	-	(232,071)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	697,070	267,895	(201,754)	(36,554)	726,657	-	(60,513)	-
Voya Short Term Bond Fund - Class R6	915,207	88,968	(997,613)	(6,562)	-	5,773	(20,427)	-
Voya Small Company Portfolio - Class I	958,812	264,115	(1,245,037)	22,110	-	-	(237,544)	-
Voya Strategic Income Opportunities Fund - Class R6	1,381,068	239,770	(1,612,606)	(8,232)	-	20,035	(41,855)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,491,082	730,922	(1,188,300)	(62,020)	971,684	12,733	(71,222)	-
Voya U.S. Stock Index Portfolio - Class I	5,173,167	6,613,974	(4,019,169)	233,587	8,001,559	19,719	(273,057)	570,674
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,737,344	870,411	(875,689)	123,660	2,855,726	49,316	83,933	19,546
VY® Columbia Contrarian Core Portfolio - Class I	-	1,199,106	(118,654)	127,471	1,207,923	763	14,225	34,177
VY® Invesco Comstock Portfolio - Class I	1,412,357	356,989	(1,903,925)	134,579	-	-	(495,527)	10
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,651,089	1,377,223	(1,065,097)	(154,231)	4,808,984	11,764	32,922	624,047
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	730,655	(73,306)	70,186	727,535	670	8,702	54,367
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,338,590	476,222	(1,607,835)	373,156	1,580,133	-	(183,286)	55,261
	$40,146,288	$23,534,613	$(25,466,206)	$1,404,172	$39,618,867	$288,611	$(2,024,038)	$1,358,082

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $46,292,387.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,667,825
Gross Unrealized Depreciation	(838,196)
Net Unrealized Appreciation	$1,829,629